Real Estate Ongoing Replacement Reserve (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	$ 42,201	$ 25,461
Real estate asset acquisitions and contributions
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	42,201	25,461
Restricted Cash Additions	30,838
Restricted cash, Deductions	(14,098)
Rent Abatement Reserves
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	0	4,334
Restricted Cash Additions	0
Restricted cash, Deductions	(4,334)
Tenant Improvement Reserves
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	38,380	18,723
Restricted Cash Additions	27,725
Restricted cash, Deductions	(8,068)
Midland Mortgage Loan Reserves
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	453	453
Restricted Cash Additions	0
Restricted cash, Deductions	0
Real Estate Tax Reserves
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	1,074	41
Restricted Cash Additions	1,033
Restricted cash, Deductions	0
Property Insurance Reserves
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	251	204
Restricted Cash Additions	47
Restricted cash, Deductions	0
Deposits
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	20	10
Restricted Cash Additions	10
Restricted cash, Deductions	0
Midland Mortgage Loan Restricted Lockbox
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	2,023	1,696
Restricted Cash Additions	2,023
Restricted cash, Deductions	$ (1,696)